Vanguard International Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N -
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (95.6%)
Austria (0.3%)
	Erste Group Bank AG	452,514	8,285

Belgium (1.1%)
	Umicore SA	1,043,985	36,008

Brazil (0.5%)
	Raia Drogasil SA	389,296	7,630
	B3 SA - Brasil Bolsa Balcao	1,077,538	7,445
			15,075
Canada (0.8%)
	Toronto-Dominion Bank	316,922	13,474
^	Nutrien Ltd.	334,066	11,420
			24,894
China (19.0%)
	Tencent Holdings Ltd.	3,937,000	194,597
*	Alibaba Group Holding Ltd. ADR	993,954	193,304
*	TAL Education Group ADR	1,341,800	71,464
*	Meituan Dianping Class B	4,013,983	47,852
	Ping An Insurance Group Co. of China Ltd.	3,208,500	31,335
*	Baidu Inc. ADR	207,958	20,960
*	Trip.com Group Ltd. ADR	651,713	15,283
	China Mengniu Dairy Co. Ltd.	3,384,000	11,670
	China Pacific Insurance Group Co. Ltd.	2,723,400	8,155
*	iQIYI Inc. ADR	282,935	5,036
^,*	NIO Inc. ADR	1,659,408	4,613
			604,269
Denmark (3.0%)
*	Genmab A/S	222,195	44,632
	Vestas Wind Systems A/S	230,207	18,731
	Ambu A/S Class B	464,809	11,193
	Chr Hansen Holding A/S	149,481	11,031
	Novozymes A/S	214,671	9,629
			95,216
France (7.0%)
	Kering SA	124,486	64,909
	L'Oreal SA	198,127	51,277
	Schneider Electric SE	516,063	43,619
	EssilorLuxottica SA	184,509	19,535
	Danone SA	301,543	19,298
	Vivendi SA	579,536	12,253
	Alstom SA	261,420	10,795
			221,686

Germany (6.6%)
*,1	Delivery Hero SE	535,379	39,363
*,1	Zalando SE	894,697	33,721
*	HelloFresh SE	900,584	29,409
	SAP SE	196,211	21,907
	Bayerische Motoren Werke AG	345,354	17,630
	Infineon Technologies AG	958,489	13,837
	adidas AG	59,802	13,278
	GEA Group AG	498,812	10,304
	BASF SE	205,556	9,608
	Continental AG	124,775	8,896
*	MorphoSys AG	60,083	5,785
*,1	Rocket Internet SE	233,546	4,658
^,*	Jumia Technologies AG ADR	644,932	1,883
*	Home24 SE	194,547	570
			210,849
Hong Kong (4.0%)
	AIA Group Ltd.	9,540,800	85,434
	Hong Kong Exchanges & Clearing Ltd.	805,560	24,134
	Jardine Matheson Holdings Ltd.	326,602	16,439
			126,007
India (1.3%)
	Housing Development Finance Corp. Ltd.	1,000,325	21,591
*	HDFC Bank Ltd.	1,111,849	12,671
*,§,2	ANI Technologies	19,170	3,956
	Larsen & Toubro Ltd.	305,954	3,262
			41,480
Indonesia (0.3%)
	Bank Central Asia Tbk PT	6,577,100	11,082

Israel (0.5%)
*	Check Point Software Technologies Ltd.	92,393	9,289
*	Wix.com Ltd.	78,300	7,894
			17,183
Italy (2.2%)
	Ferrari NV	405,126	62,403
	Fiat Chrysler Automobiles NV	1,225,518	8,749
			71,152
Japan (10.0%)
	M3 Inc.	2,271,700	67,009
	SMC Corp.	106,400	44,607
	SoftBank Group Corp.	817,200	28,931
	Nintendo Co. Ltd.	60,100	23,358
	Sony Corp.	330,300	19,565
	Nidec Corp.	358,600	18,480
	Recruit Holdings Co. Ltd.	670,700	17,325
	Takeda Pharmaceutical Co. Ltd.	485,200	14,773
	Keyence Corp.	43,500	13,986
	Pigeon Corp.	297,600	11,394
	Murata Manufacturing Co. Ltd.	215,500	10,713
	Kubota Corp.	804,300	10,230
	Sekisui Chemical Co. Ltd.	772,400	10,176
	Toyota Motor Corp.	161,100	9,709
	ORIX Corp.	682,500	8,143
	Suzuki Motor Corp.	248,500	5,917

	SBI Holdings Inc.	395,800	5,767
			320,083
	Netherlands (7.8%)
	ASML Holding NV	650,821	171,566
*,1	Adyen NV	39,535	33,776
	Koninklijke Philips NV	446,781	18,344
	Exor NV	279,803	14,421
*	Argenx SE	80,372	10,579
			248,686
	Norway (0.5%)
	DNB ASA	846,264	9,428
	Norsk Hydro ASA	3,710,583	8,001
			17,429
	Singapore (0.2%)
	Oversea-Chinese Banking Corp. Ltd.	1,251,300	7,582

	South Korea (1.2%)
	Samsung Electronics Co. Ltd.	714,518	27,782
	Samsung SDI Co. Ltd.	56,351	10,971
			38,753
	Spain (2.6%)
	Industria de Diseno Textil SA	1,809,964	46,903
*	Iberdrola SA	2,214,918	21,664
	Banco Bilbao Vizcaya Argentaria SA	5,012,477	15,521
			84,088
	Sweden (3.3%)
*	Spotify Technology SA	413,272	50,188
	Atlas Copco AB Class A	760,618	25,294
*	Kinnevik AB	820,157	13,376
	Assa Abloy AB Class B	573,192	10,701
	Elekta AB Class B	566,729	4,620
			104,179
	Switzerland (6.1%)
	Roche Holding AG	167,690	53,953
	Nestle SA	459,770	47,065
	Lonza Group AG	54,764	22,526
	Novartis AG	250,022	20,626
	Temenos AG	137,107	17,872
	Cie Financiere Richemont SA	228,682	12,224
*	Alcon Inc.	159,379	8,165
	Straumann Holding AG	9,685	7,081
	Chocoladefabriken Lindt & Spruengli AG	470	3,945
			193,457
	Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,723,000	33,516

	Thailand (0.1%)
	Kasikornbank PCL	1,611,800	4,483

	Turkey (0.1%)
*	Turkiye Garanti Bankasi AS	3,678,288	4,511

	United Kingdom (5.4%)
	Diageo plc	942,073	29,873
*	Ocado Group plc	1,645,833	24,688

	BHP Group plc			1,129,793	17,534
	Rolls-Royce Holdings plc			3,987,340	16,853
	GlaxoSmithKline plc			823,386	15,450
	Whitbread plc			333,562	12,362
^	Royal Dutch Shell plc Class A			647,639	11,231
	Smith & Nephew plc			605,501	10,667
	Burberry Group plc			651,817	10,595
	Bunzl plc			450,797	9,024
	Next plc			135,722	6,809
	National Grid plc			496,131	5,797
^,*,1	Aston Martin Lagonda Global Holdings plc			590,316	1,440
					172,323
United States (10.6%)
*	Tesla Inc.			191,690	100,445
*	Amazon.com Inc.			43,976	85,741
*	MercadoLibre Inc.			159,943	78,145
*	Illumina Inc.			233,815	63,860
*	Booking Holdings Inc.			6,553	8,816
					337,007
Total Common Stocks (Cost $2,586,392)					3,049,283
Preferred Stocks (0.5%)
*,§,2,3You & Mr. Jones				5,200,000	12,896
*,§,2,3CureVac GmbH				1,452	1,959
Total Preferred Stocks (Cost $8,759)					14,855
		Coupon
Temporary Cash Investments (3.7%)
Money Market Fund (3.5%)
4,5	Vanguard Market Liquidity Fund	0.943%		1,104,517	110,319

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
6	United States Treasury Bill	1.543%	4/16/20	3,531	3,531
6	United States Treasury Bill	1.551%	5/14/20	3,500	3,500
					7,031
Total Temporary Cash Investments (Cost $117,430)					117,350
Total Investments (99.8%) (Cost $2,712,581)					3,181,488
Other Assets and Liabilities—Net (0.2%)5,6,7					7,500
Net Assets (100%)					3,188,988
Cost rounded to $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,872,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $112,958,000, representing 3.5% of net assets.
2 Restricted securities totaling $18,811,000, representing 0.6% of net assets. See Restricted Securities table for additional information.
3 Perpetual security with no stated maturity date.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Collateral of $25,735,000 was received for securities on loan.

6 Securities with a value of $7,031,000 and cash of $15,069,000 has been segregated as initial margin for open futures contracts.
7 Cash of $5,870,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Restricted Securities as of Period End
		Acquisition	Acquisition Cost
Security Name			Date	($000)
You & Mr. Jones		September 2015		5,200
CureVac GmbH		October 2015		3,559
ANI Technologies		December 2015		5,969

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index	June 2020	273	35,621	114
Dow Jones EURO STOXX 50 Index	June 2020	1,175	35,599	1,536
FTSE 100 Index	June 2020	282	19,740	223
S&P ASX 200 Index	June 2020	243	19,091	(512)
				1,361

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)

BNP Paribas	4/2/20	EUR	48,104	USD	53,890	—	(836)
Barclays Bank
plc	4/2/20	JPY	4,474,184	USD	41,458	152	—
Toronto-
Dominion Bank	4/2/20	GBP	19,913	USD	26,657	—	(1,924)
Morgan
Stanley Capital
Services LLC	7/2/20	EUR	14,941	USD	16,184	353	—
Barclays Bank
plc	4/2/20	AUD	21,702	USD	14,940	—	(1,591)

International Portfolio

Royal Bank of
Canada	7/2/20	JPY	1,100,189	USD	9,917	355	—

BNP Paribas	4/2/20	AUD	14,235	USD	9,802	—	(1,047)
Toronto-
Dominion Bank	7/2/20	AUD	14,912	USD	8,853	321	—
Morgan
Stanley Capital
Services LLC	7/2/20	GBP	4,726	USD	5,539	341	—
Royal Bank of
Canada	4/2/20	EUR	3,056	USD	3,384	—	(13)
Bank of
America, N.A.	4/2/20	EUR	2,604	USD	2,916	—	(43)
Royal Bank of
Canada	4/2/20	JPY	224,900	USD	2,065	26	—
Bank of
Montreal	4/2/20	JPY	208,600	USD	1,948	—	(8)
Bank of
America, N.A.	4/2/20	GBP	1,393	USD	1,785	—	(55)
Goldman
Sachs
International	4/2/20	AUD	2,229	USD	1,471	—	(100)
Royal Bank of
Canada	4/2/20	GBP	967	USD	1,267	—	(66)
Royal Bank of
Canada	4/2/20	AUD	1,758	USD	1,201	—	(120)
Goldman
Sachs
International	4/2/20	USD	25,601	EUR	23,624	—	(454)
Goldman
Sachs
International	4/2/20	USD	22,859	JPY	2,537,365	—	(739)
Goldman
Sachs
International	4/2/20	USD	21,522	GBP	16,569	939	—
Morgan
Stanley Capital
Services LLC	4/2/20	USD	16,119	EUR	14,941	—	(359)
Royal Bank of
Canada	4/2/20	USD	12,527	JPY	1,390,719	—	(407)
Goldman
Sachs
International	4/2/20	USD	9,406	AUD	14,074	749	—
Toronto-
Dominion Bank	4/2/20	USD	8,850	AUD	14,912	—	(322)
Bank of
America, N.A.	4/2/20	USD	8,846	EUR	7,969	58	—
State Street
Bank & Trust
Co.	4/2/20	USD	7,273	EUR	6,525	77	—

UBS AG	4/2/20	USD	6,330	JPY	690,600	—	(93)
Morgan
Stanley Capital
Services LLC	4/2/20	USD	5,529	GBP	4,726	—	(341)
Deutsche Bank
AG	4/2/20	USD	3,974	AUD	5,800	407	—
JPMorgan
Chase Bank,
N.A.	4/2/20	USD	3,534	AUD	5,137	373	—

JPMorgan	4/2/20	USD		JPY

International Portfolio

Chase Bank,			2,659		289,000	—	(29)
N.A.
State Street
Bank & Trust
Co.	4/2/20	USD	1,181	GBP	903	60	—
JPMorgan
Chase Bank,
N.A.	4/2/20	USD	779	EUR	705	1	—
JPMorgan
Chase Bank,
N.A.	4/2/20	USD	97	GBP	74	5	—

						4,217	(8,547)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At March 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $1,250,000 and cash of $410,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-
value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market
Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate

International Portfolio

portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

International Portfolio

The following table summarizes the market value of the portfolio's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	376,976	—	—	376,976
Common Stocks—Other	379,914	2,288,437	3,956	2,672,307
Preferred Stocks	—	—	14,855	14,855
Temporary Cash Investments	110,319	7,031	—	117,350
Total	867,209	2,295,468	18,811	3,181,488
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,609	—	—	5,609
Forward Currency Contracts	—	4,217	—	4,217
Total	5,609	4,217	—	9,826
Liabilities
Futures Contracts[1]	3,544	—	—	3,544
Forward Currency Contracts	—	8,547	—	8,547
Total	3,544	8,547	—	12,091
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					March
	2019		from	Realized Change in			Capital Gain	31, 2020
	Market Purchases Securities			Net Gain Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss) App.(Dep.)		Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	186,137	NA [1]	NA [1]	34	(82)	398	—	110,319
Vanguard FTSE All-
World ex-US ETF
Shares	4,020	—	4,042	763	(741)	—	—	—
Total	190,157			797	(823)	398	—	110,319
1 Not applicable —purchases and sales are for temporary cash investment purposes.